Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries [Table Text Block]
			2016	2015
Notes and debentures[1]
	Interest Rates	Maturities[2]
	0.49% – 2.99%	2016 – 2022	$26,396	$34,265
	3.00% – 4.99%	2016 – 2049	66,520	54,678
	5.00% – 6.99%	2016 – 2095	26,883	31,140
	7.00% – 9.50%	2016 – 2097	5,050	5,805
Other			4	15
Fair value of interest rate swaps recorded in debt			48	109
			124,901	126,012
Unamortized (discount) premium - net			(2,201)	(842)
Unamortized issuance costs			(319)	(323)
Total notes and debentures			122,381	124,847
Capitalized leases			869	884
Other			259	416
Total long-term debt, including current maturities			123,509	126,147
Current maturities of long-term debt			(9,828)	(7,632)
Total long-term debt			$113,681	$118,515
[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year [Table Text Block]
	2016	2015
Current maturities of long-term debt	$9,828	$7,632
Bank borrowings[1]	4	4
Total	$9,832	$7,636
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments [Table Text Block]
	2017	2018	2019	2020	2021	Thereafter
Debt repayments[1]	$9,609	$8,840	$8,113	$9,179	$8,614	$85,926
Weighted-average interest rate	2.7%	3.6%	3.7%	2.8%	4.0%	4.7%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.